CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
NON-CURRENT ASSETS:
Property, plant and equipment	₽ 263,063	₽ 272,841
Investment property	407	336
Goodwill	34,281	33,685
Other intangible assets	79,397	75,128
Investment in associates	9,452	10,551
Other investments	1,953	36,319
Deferred tax assets	5,545	6,150
Accounts receivable, related parties	2	3,693
Other financial assets	8,890	13,877
Other non-financial assets	2,048	896
Total non-current assets	405,038	453,476
CURRENT ASSETS:
Inventories	9,995	14,330
Trade and other receivables	28,017	29,805
Accounts receivable, related parties	11,358	4,401
Short-term investments	50,757	8,657
Advances paid and prepaid expenses	3,894	5,749
VAT receivable	7,165	7,098
Income tax assets	2,838	1,601
Assets held for sale	1,276	808
Cash and cash equivalents	30,586	18,470
Other assets	146	75
Total current assets	146,032	90,994
TOTAL ASSETS	551,070	544,470
EQUITY:
Common stock	200	200
Treasury stock	(22,644)	(748)
Additional paid-in capital	381	191
Retained earnings	151,043	145,622
Accumulated other comprehensive loss	(8,854)	(6,030)
Equity attributable to owners of the Company	120,126	139,235
Non-controlling interests	4,079	4,713
Total equity	124,205	143,948
NON-CURRENT LIABILITIES:
Borrowings	239,096	237,113
Deferred tax liabilities	23,773	26,611
Provisions	2,309	2,350
Other non-financial liabilities	3,968	4,129
Other financial liabilities	1,048	2,774
Total non-current liabilities	270,194	272,977
CURRENT LIABILITIES:
Trade and other payables	47,314	41,473
Accounts payable, related parties	1,102	1,014
Subscriber prepayments and other advances	17,878	15,460
Borrowings	64,474	47,207
Income tax liabilities	1,150	962
Provisions	9,852	8,075
Other non-financial liabilities	11,865	10,305
Other financial liabilities	3,036	3,049
Total current liabilities	156,671	127,545
TOTAL EQUITY AND LIABILITIES	₽ 551,070	₽ 544,470